Investment Objectives and Goals	Jul. 01, 2024
MassMutual Inflation-Protected and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Inflation-Protected and Income Fund
MassMutual Diversified Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MassMutual Diversified Bond Fund